Reinsurance and Indemnification - Kentucky Earthquake Excess Catastrophe Reinsurance Contract (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) contract limit
Reinsurance Retention Policy [Line Items]
Retention amount for catastrophe reinsurance agreement contracts	$ 500
Kentucky Agreement
Reinsurance Retention Policy [Line Items]
Term of catastrophe reinsurance agreement contract	3 years
Number of limits | limit	3
Limit of aggregate losses under aggregate excess agreement	$ 28
Retention amount for catastrophe reinsurance agreement contracts	$ 2
Number of limits available per contract year | limit	2
Contracts number | contract	1
Retention percentage of reinsurance limit	95.00%